Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of Goodwill
The following are the changes in the carrying value of goodwill:

(Millions of US dollars)	Europe Building Products
Balance - 31 March 2020	$196.9
Foreign exchange impact	12.4
Balance - 31 March 2021	$209.3
Foreign exchange impact	(9.8)
Balance - 31 March 2022	$199.5

Schedule of Indefinite-Lived Intangible Assets	The following are the net carrying amount of indefinite lived intangible assets other than goodwill:

	31 March
(Millions of US dollars)	2022	2021
Tradenames	$115.0	$120.6
Other	7.4	7.4
Total	$122.4	$128.0

Schedule of Finite-Lived Intangible Assets
The following are the net carrying amount of amortizable intangible assets:

	Year Ended 31 March 2022
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$52.9	$(12.5)	$40.4
Total	$52.9	$(12.5)	$40.4

	Year Ended 31 March 2021
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$55.2	$(9.3)	$45.9
Other	10.9	(10.9)	—
Total	$66.1	$(20.2)	$45.9

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	At 31 March 2022, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2023	$4.1
2024	$4.4
2025	$4.6
2026	$4.7
2027	$5.0